Subsequent Events - Additional Information (Detail) - Subsequent Event [Member] - Application	Jun. 20, 2019	Apr. 01, 2019
Subsequent Event [Line Items]
Additional abbreviated new drug application, description	the Company received final approvals from the FDA for three additional ANDAs: Minoxidil Topical Aerosol, 5% (For Women), Clobazam Oral Suspension, 2.5 mg/mL and Naftifine Hydrochloride Gel USP, 2% in April 2019.
Number of ANDAs application awaiting for FDA approval		27